Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.
The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2025	2024
Assets:
Operating ROU asset	Operating lease right-of-use assets	92	102
Finance ROU asset, net (1)	Other non-current assets	20	16
Total lease assets		112	118

Liabilities:
Operating lease liability, current	Other current liabilities	25	24
Finance lease liability, current	Other current liabilities	9	7
Operating lease liability, non-current	Operating lease liabilities	72	83
Finance lease liability, non-current	Other non-current liabilities	15	14
Total lease liabilities		121	128
(1) Finance ROU assets are recorded net of accumulated amortization of $17 million and $16 million at December 31, 2025 and 2024, respectively.

Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2025	2024
Weighted-Average Remaining Lease Term (in years)
Operating leases	5.35	2.59
Finance leases	3.55	3.13
Weighted-Average Discount Rate
Operating leases	5.46%	2.34%
Finance leases	5.72%	5.06%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Operating lease costs	33	30	30
Finance lease costs (1)	7	6	8
Short-term lease costs	24	23	19
Variable lease costs (2)	16	13	14
(1) Includes interest on lease liabilities of $1 million for each of the years ended December 31, 2025, 2024, and 2023.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Amortization expense of Finance ROU assets	6	5	7
Maturities of operating and finance lease liabilities at December 31, 2025 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2026	30	10	40
2027	23	7	29
2028	16	4	21
2029	13	4	16
2030	10	1	11
Thereafter	20	1	21
Total lease payments	112	26	138
Less: Imputed interest	(15)	(2)	(17)
Present value of lease liabilities	97	24	121
(1) The maturities above exclude leases that have not yet commenced. We have committed lease payments of $16 million for leases that will commence in 2026 with lease terms of up to 9 years.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	34	31	30
Financing cash flows from finance leases	8	6	8

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	13	24	7
Finance leases	10	7	—

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.
The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2025	2024
Assets:
Operating ROU asset	Operating lease right-of-use assets	92	102
Finance ROU asset, net (1)	Other non-current assets	20	16
Total lease assets		112	118

Liabilities:
Operating lease liability, current	Other current liabilities	25	24
Finance lease liability, current	Other current liabilities	9	7
Operating lease liability, non-current	Operating lease liabilities	72	83
Finance lease liability, non-current	Other non-current liabilities	15	14
Total lease liabilities		121	128
(1) Finance ROU assets are recorded net of accumulated amortization of $17 million and $16 million at December 31, 2025 and 2024, respectively.

Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2025	2024
Weighted-Average Remaining Lease Term (in years)
Operating leases	5.35	2.59
Finance leases	3.55	3.13
Weighted-Average Discount Rate
Operating leases	5.46%	2.34%
Finance leases	5.72%	5.06%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Operating lease costs	33	30	30
Finance lease costs (1)	7	6	8
Short-term lease costs	24	23	19
Variable lease costs (2)	16	13	14
(1) Includes interest on lease liabilities of $1 million for each of the years ended December 31, 2025, 2024, and 2023.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Amortization expense of Finance ROU assets	6	5	7
Maturities of operating and finance lease liabilities at December 31, 2025 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2026	30	10	40
2027	23	7	29
2028	16	4	21
2029	13	4	16
2030	10	1	11
Thereafter	20	1	21
Total lease payments	112	26	138
Less: Imputed interest	(15)	(2)	(17)
Present value of lease liabilities	97	24	121
(1) The maturities above exclude leases that have not yet commenced. We have committed lease payments of $16 million for leases that will commence in 2026 with lease terms of up to 9 years.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	34	31	30
Financing cash flows from finance leases	8	6	8

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	13	24	7
Finance leases	10	7	—